UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ];   Amendment Number:
     This Amendment (Check only one.)	[  ] is a restatement.
				     	[  ] adds new holding entries.


Institutional Investment Manager Filing this Report:

Name:    Contour Asset Management LLC
Address: 99 Park Avenue Suite 1810
         NY, NY 10016


Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  William Merriman
Title: Chief Financial Officer and Chief Compliance Officer
Phone: 646 553 2492

Signature, Place, and Date of Signing:

/s/   William Merriman	 	New York, NY		August 14, 2012
	[Signature]		[City, State]		[Date]


Report type (Check only one.):

[X]	13F HOLDINGS REPORT.

[  ]	13F NOTICE.

[  ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE


Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  		0

List of 13(f) Securities used for this report: 	Second quarter 2012

Form 13F Information Table Entry Total:  	51

Form 13F Information Table Value Total: 	820,882
					 	(thousands)

List of Other Included Managers: 		NONE

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FORM 13F INFORMATION TABLE


Column 			Column 			Column 		Column 			Column 			Column	Column	Column
1			2			3		4			5			6	7	8
-------------------	---------------		---------	-------		----------------------------	------	------	--------------
NAME			TITLE							SHS
OF			OF					VALUE		OR PRN		SH/	PUT/	INVST	OTR	VTNG AUTHRTY
ISSUER			CLS			CUSIP		x$1000		AMT		PRN	CALL	DSCRTN	MGRS	SOLE 	SHRD NONE
-------------------	---------------		---------	-------		------		----	----	------	------	---- 	---- ----
ACME PACKET INC		COM			004764106	7,460		400000		SH		SOLE	NONE	SOLE
ACTIVE NETWORK INC	COM			00506D100	11,543		750000		SH		SOLE	NONE	SOLE
APPLE INC 		COM			037833100	29,200		50000		SH		SOLE	NONE	SOLE
ASPEN TECHNLGY INC	COM			045327103	20,835		900000		SH		SOLE	NONE	SOLE
AUTODESK INC		COM			052769106	9,097		260000		SH		SOLE	NONE	SOLE
BAIDU INC		SPON ADR REP A		056752108	13,797		120000		SH	PUT	SOLE	NONE	SOLE
BROADSOFT INC		COM			11133B409	22,002		760000		SH		SOLE	NONE	SOLE
CITRIX SYS INC		COM			177376100	20,146		240000		SH		SOLE	NONE	SOLE
CLEARWIRE CORP NEW	CL A			18538Q105	2,957		2640000		SH	CALL	SOLE	NONE	SOLE
COGENT COMM GRP INC	COM NEW			19239V302	13,956		725000		SH		SOLE	NONE	SOLE
COINSTAR INC		COM			19259P300	9,612		140000		SH		SOLE	NONE	SOLE
CONSTANT CONTCT INC	COM			210313102	6,251		350000		SH		SOLE	NONE	SOLE
CORNING INC		COM			219350105	3,879		300000		SH	CALL	SOLE	NONE	SOLE
EBAY INC		COM			278642103	44,111		1050000		SH	CALL	SOLE	NONE	SOLE
EBAY INC		COM			278642103	35,709		850000		SH		SOLE	NONE	SOLE
EQUINIX INC		COM NEW			29444U502	20,200		115000		SH		SOLE	NONE	SOLE
FRONTIER COMM CORP	COM			35906A908	13,405		3500000		SH	CALL	SOLE	NONE	SOLE
GARMIN LTD		SHS			H2906T109	9,573		250000		SH		SOLE	NONE	SOLE
GOOGLE INC 		CL A			38259P508	8,701		15000		SH		SOLE	NONE	SOLE
INTEL			COM			458140100	18,655		700000		SH	PUT	SOLE	NONE	SOLE
LEVEL 3 COMM INC	COM NEW			52729N308	15,505		700000		SH		SOLE	NONE	SOLE
LEVEL 3 COMM INC	COM NEW			52729N308	8,860		400000		SH	PUT	SOLE	NONE	SOLE
LIONS GTE ENTMNT CORP	COM NEW			535919203	14,519		985000		SH		SOLE	NONE	SOLE
MOTOROLA SOLTNS INC	COM			620076307	14,433		300000		SH	PUT	SOLE	NONE	SOLE
MOTOROLA SOLTNS INC	COM NEW			620076307	9,622		200000		SH		SOLE	NONE	SOLE
NETAPP INC		COM			64110D104	22,274		700000		SH		SOLE	NONE	SOLE
NETFLIX INC		COM			64110L106	27,394		400000		SH		SOLE	NONE	SOLE
NETFLIX INC		COM			64110L106	6,848		100000		SH	CALL	SOLE	NONE	SOLE
NUANCE COMM INC		COM			67020Y100	17,865		750000		SH		SOLE	NONE	SOLE
ORACLE CORP		COM			68389X105	43,808		1475000		SH		SOLE	NONE	SOLE
PARAMETRIC TECH CORP	COM NEW			699173209	23,580		1125000		SH		SOLE	NONE	SOLE
PLANTRONICS INC NEW	COM			727493108	8,350		250000		SH		SOLE	NONE	SOLE
POLYCOM INC		COM			73172K104	6,312		600000		SH	CALL	SOLE	NONE	SOLE
QUALCOMM INC		COM			747525103	27,840		500000		SH		SOLE	NONE	SOLE
RACKSPACE HOSTING INC	COM			750086100	26,364		600000		SH		SOLE	NONE	SOLE
RED HAT INC		COM			756577102	14,120		250000		SH		SOLE	NONE	SOLE
SALESFORCE COM INC	COM			79466L302	19,356		140000		SH		SOLE	NONE	SOLE
SEAGATE TECHNOLOGY PLC 	SHS			G7945M107	9,892		400000		SH	CALL	SOLE	NONE	SOLE
SEAGATE TECHNOLOGY PLC	SHS			G7945M107	9,892		400000		SH	PUT	SOLE	NONE	SOLE
SEAGATE TECHNOLOGY PLC	SHS			G7945M107	17,311		700000		SH		SOLE	NONE	SOLE
SHUTTERFLY INC		COM			82568P304	16,880		550000		SH		SOLE	NONE	SOLE
SONUS NETWORKS INC	COM			835916107	10,350		4825000		SH		SOLE	NONE	SOLE
SPLUNK INC		COM			848637104	703		25000		SH		SOLE	NONE	SOLE
TIME WARNER CABLE INC	COM			88732J207	8,210		100000		SH		SOLE	NONE	SOLE
TIVO INC		COM			888706108	19,824		2400000		SH		SOLE	NONE	SOLE
TIVO INC		COM			888706108	10,738		1300000		SH	CALL	SOLE	NONE	SOLE
TK-TWO INTRACTV SFTWR	COM			874054109	7,568		800000		SH		SOLE	NONE	SOLE
TW TELECOM INC 		COM			87311L104	24,634		960000		SH		SOLE	NONE	SOLE
UNISYS CORP		COM			909214306	11,730		600000		SH	CALL	SOLE	NONE	SOLE
VERISIGN INC		COM			92343E102	11,982		275000		SH		SOLE	NONE	SOLE
ZILLOW INC		CL A			98954A107	33,029		855000		SH		SOLE	NONE	SOLE



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